Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 26, 2020, to the
Prospectus dated November 29, 2019,

regarding the

DOMINI IMPACT EQUITY FUNDSM
DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM
DOMINI IMPACT BOND FUNDSM
(each a “Fund” and collectively the “Funds”)

The following supplements the “Principal Risks” and “More on the Risks of Investing in the Funds” sections of the Prospectus:

Recent events.  The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

If you have any questions concerning this supplement, please contact Domini at 1-800-582-6757.

Domini Impact Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 26, 2020, to the
Prospectus dated November 29, 2019,

regarding the

DOMINI IMPACT EQUITY FUNDSM
(each a “Fund” and collectively the “Funds”)

The following supplements the “Principal Risks” and “More on the Risks of Investing in the Funds” sections of the Prospectus:

Recent events.  The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

If you have any questions concerning this supplement, please contact Domini at 1-800-582-6757.

Domini Impact International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 26, 2020, to the
Prospectus dated November 29, 2019,

regarding the

DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM
(each a “Fund” and collectively the “Funds”)

The following supplements the “Principal Risks” and “More on the Risks of Investing in the Funds” sections of the Prospectus:

Recent events.  The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

If you have any questions concerning this supplement, please contact Domini at 1-800-582-6757.

Domini Impact Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 26, 2020, to the
Prospectus dated November 29, 2019,

regarding the

DOMINI IMPACT BOND FUNDSM
(each a “Fund” and collectively the “Funds”)

The following supplements the “Principal Risks” and “More on the Risks of Investing in the Funds” sections of the Prospectus:

Recent events.  The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

If you have any questions concerning this supplement, please contact Domini at 1-800-582-6757.